SUMMARY OF MATERIAL ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Convertible loan facility	$ 12,693	$ 13,588